LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.09%
INVESTMENT COMPANIES–97.09%
Equity Funds–68.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	539,595	$ 44,028,238
LVIP MFS Value Fund	5,120,087	284,620,504
LVIP SSGA Mid-Cap Index Fund	3,242,059	46,731,031
LVIP SSGA Nasdaq-100 Index Fund	1,191,360	12,760,662
LVIP SSGA S&P 500 Index Fund	11,913,592	341,836,694
LVIP SSGA Small-Cap Index Fund	2,202,850	80,663,959
LVIP SSGA Small-Mid Cap 200 Fund	3,508,573	45,250,064
LVIP T. Rowe Price Growth Stock Fund	4,053,395	247,390,869
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,995,487	63,292,863
LVIP Wellington SMID Cap Value Fund	3,024,672	95,053,348
		1,261,628,232
Fixed Income Funds–27.25%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	886,878	9,136,613
LVIP Delaware Bond Fund	11,104,687	142,362,090
LVIP Delaware Diversified Floating Rate Fund	454,665	4,470,724
LVIP JPMorgan High Yield Fund	4,313,826	44,790,454
LVIP PIMCO Low Duration Bond Fund	1,481,206	14,130,708
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	12,561,861	$ 136,434,372
LVIP SSGA Short-Term Bond Index Fund	800,628	7,988,666
LVIP Western Asset Core Bond Fund	15,132,292	142,470,526
		501,784,153
Global Equity Fund–1.31%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,513,573	24,057,406
		24,057,406
Total Affiliated Investments (Cost $1,369,579,916)		1,787,469,791

UNAFFILIATED INVESTMENT–2.76%
INVESTMENT COMPANY–2.76%
Money Market Fund–2.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	50,910,702	50,910,702
Total Unaffiliated Investment (Cost $50,910,702)		50,910,702

TOTAL INVESTMENTS–99.85% (Cost $1,420,490,618)	1,838,380,493
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	2,748,904
NET ASSETS APPLICABLE TO 151,738,303 SHARES OUTSTANDING–100.00%	$1,841,129,397

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
863	U.S. Treasury 5 yr Notes	$98,975,313	$99,393,541	6/30/22	$—	$(418,228)
Equity Contracts:
(44)	E-mini Russell 2000 Index	(4,546,080)	(4,597,462)	6/17/22	51,382	—
(119)	E-mini S&P 500 Index	(26,957,963)	(26,802,346)	6/17/22	—	(155,617)
(26)	E-mini S&P MidCap 400 Index	(6,991,920)	(7,024,486)	6/17/22	32,566	—
					83,948	(155,617)
Total Futures Contracts					$83,948	$(573,845)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,787,469,791	$—	$—	$1,787,469,791
Unaffiliated Investment Company	50,910,702	—	—	50,910,702
Total Investments	$1,838,380,493	$—	$—	$1,838,380,493
Derivatives:
Assets:
Futures Contracts	$83,948	$—	$—	$83,948
Liabilities:
Futures Contracts	$(573,845)	$—	$—	$(573,845)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.09%@
Equity Funds-68.53%@
✧✧LVIP Baron Growth Opportunities Fund	$49,423,428	$3,583,705	$1,834,136	$(53,001)	$(7,091,758)	$44,028,238	539,595	$—	$—
✧✧LVIP MFS Value Fund	314,248,081	3,043,006	20,968,943	(530,630)	(11,171,010)	284,620,504	5,120,087	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	50,729,707	507,525	1,960,982	(75,828)	(2,469,391)	46,731,031	3,242,059	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	13,986,344	540,135	513,558	(13,873)	(1,238,386)	12,760,662	1,191,360	—	—
✧✧LVIP SSGA S&P 500 Index Fund	380,191,907	3,661,994	24,130,373	4,374,896	(22,261,730)	341,836,694	11,913,592	—	—
✧✧LVIP SSGA Small-Cap Index Fund	96,941,901	921,514	9,790,237	(945,735)	(6,463,484)	80,663,959	2,202,850	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	48,847,552	488,005	3,017,743	(635,747)	(432,003)	45,250,064	3,508,573	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	255,632,148	42,883,120	10,329,048	(449,941)	(40,345,410)	247,390,869	4,053,395	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	68,034,410	6,461,032	2,629,265	(404,778)	(8,168,536)	63,292,863	1,995,487	—	—
✧✧LVIP Wellington SMID Cap Value Fund	106,849,522	1,037,651	12,652,721	475,445	(656,549)	95,053,348	3,024,672	—	—
Fixed Income Funds-27.25%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,951,851	97,601	878,559	(67,391)	33,111	9,136,613	886,878	—	—
✧✧LVIP Delaware Bond Fund	162,079,012	1,581,138	11,233,360	(1,486,580)	(8,578,120)	142,362,090	11,104,687	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	4,546,788	59,454	(349)	(16,261)	4,470,724	454,665	—	—
✧✧LVIP JPMorgan High Yield Fund	50,129,013	488,006	3,900,629	(256,408)	(1,669,528)	44,790,454	4,313,826	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	15,936,868	156,163	1,478,484	(54,462)	(429,377)	14,130,708	1,481,206	—	—
✧✧LVIP SSGA Bond Index Fund	155,244,432	1,512,817	11,344,010	(1,130,886)	(7,847,981)	136,434,372	12,561,861	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	8,968,405	87,841	858,532	(40,029)	(169,019)	7,988,666	800,628	—	—
✧✧LVIP Western Asset Core Bond Fund	163,526,166	1,590,898	10,392,768	(1,252,031)	(11,001,739)	142,470,526	15,132,292	—	—
Global Equity Fund-1.31%@
✧✧LVIP BlackRock Global Real Estate Fund	20,392,507	5,282,273	805,000	(89,938)	(722,436)	24,057,406	2,513,573	—	—
Total	$1,971,113,254	$78,471,212	$128,777,802	$(2,637,266)	$(130,699,607)	$1,787,469,791		$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP U.S. Growth Allocation Managed Risk Fund–4